Note 12 - Voyage and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage expenses	$ 1,261,088	$ 1,564,489	$ 1,209,085
Vessel operating expenses	19,986,170	15,019,342	13,853,444
Port Charges and Canal Dues [Member]
Voyage expenses	384,893	1,156,511	386,290
Bunkers [Member]
Voyage expenses	876,195	407,978	822,795
Crew Wages and Related Costs [Member]
Vessel operating expenses	11,020,924	8,771,386	8,049,555
Insurance [Member]
Vessel operating expenses	1,537,539	1,261,976	1,249,942
Repairs and Maintenance [Member]
Vessel operating expenses	1,043,632	643,788	232,082
Lubricants [Member]
Vessel operating expenses	1,665,849	1,169,412	1,190,137
Spares and Consumable Stores [Member]
Vessel operating expenses	3,445,422	2,391,420	2,290,196
Professional and Legal Fees [Member]
Vessel operating expenses	252,156	10,037	116,733
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 1,020,648	$ 771,323	$ 724,799